As filed with the Securities and Exchange Commission on August 22, 2005

                                                             File No. 333-126377

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.
                                                  ------
                         Post-Effective Amendment No. 2
                                                     ---

                        (Check appropriate box or boxes)

                               PIONEER VALUE FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126377) for Pioneer Value Fund, as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001517) is hereby incorporated by reference into this filing.

PIONEER VALUE FUND
PRO FORMA
Schedule of Investments (a)
September 30, 2004
(Unaudited)

                                                                                      Pioneer        AmSouth
   Pioneer  AmSouth                                                      % of          Value           Value            Pro Forma
    Value    Value     Pro Forma                                        Pro Forma       Fund           Fund             Combined
    Fund     Fund       Combined                                        Combined       Market         Market             Market
   Shares   Shares       Shares                                         Net Assets      Value          Value             Value
   ------   ------       ------                                         ----------      -----          -----             -----
                                Common Stocks                            96.70%
                                Energy                                   11.84%
                                Integrated Oil & Gas                      6.37%
   775,000             775,000  BP Amoco Plc  (A.D.R.)                            $    44,585,750 $             $     44,585,750
 1,000,000 166,498   1,166,498  ConocoPhillips                                         82,850,000    13,794,359       96,644,359
 1,200,000 204,800   1,404,800  ChevronTexaco Corp.                                    64,368,000    10,985,472       75,353,472
 1,024,400           1,024,400  Occidental Petroleum Corp.                             57,294,692                     57,294,692
                                                                                  -----------------------------------------------
                                                                                  $   249,098,442 $  24,779,831 $    273,878,273
                                                                                  -----------------------------------------------
                                Oil & Gas Drilling                       2.08%
   775,000             775,000  ENSCO International, Inc.                         $    25,319,250 $             $     25,319,250
           300,000     300,000  Halliburton Co.                                                      10,107,000       10,107,000
   550,000             550,000  Nabors Industries, Inc. *                              26,042,500                     26,042,500
            69,600      69,600  Noble Corp. *                                                         3,128,520        3,128,520
   700,000             700,000  Transocean Offshore, Inc. *                            25,046,000                     25,046,000
                                                                                  -----------------------------------------------
                                                                                  $    76,407,750 $  13,235,520 $     89,643,270
                                                                                  -----------------------------------------------
                                Oil & Gas Explration & Production        3.38%
   700,000  41,000     741,000  Anadarko Petroleum Corp.                          $    46,452,000 $   2,720,760 $     49,172,760
   800,000  62,500     862,500  Devon Energy Corp.                                     56,808,000     4,438,125       61,246,125
 1,098,800           1,098,800  Suncor Energy, Inc.                                    35,172,588                     35,172,588
                                                                                  -----------------------------------------------
                                                                                  $   138,432,588 $   7,158,885 $    145,591,473
                                                                                  -----------------------------------------------
                                Total Energy                                      $   463,938,780 $  45,174,236 $    509,113,016
                                                                                  -----------------------------------------------

                                Materials                                4.74%
                                Aluminum                                 0.21%
           268,600     268,600  Alcoa, Inc.                                       $               $   9,022,274 $      9,022,274
                                                                                  -----------------------------------------------

                                Commodity Chemicals                      0.99%
 1,000,000           1,000,000  Praxair, Inc.                                     $    42,740,000 $             $     42,740,000
                                                                                  -----------------------------------------------

                                Diversified Chemical                     0.88%
            91,200      91,200  Dow Chemical Co.                                  $               $   4,120,416 $      4,120,416
   550,000             550,000  PPG Industries, Inc.                                   33,704,000                     33,704,000
                                                                                  -----------------------------------------------
                                                                                  $    33,704,000 $   4,120,416 $     37,824,416
                                                                                  -----------------------------------------------
                                Diversified Metals & Mining              0.61%
   500,000             500,000  Freeport-McMoRan Copper & Gold,
                                   Inc. (Class B)                                 $    20,250,000 $             $     20,250,000
    65,000              65,000  Phelps Dodge Corp.                                      5,981,950                      5,981,950
                                                                                  -----------------------------------------------
                                                                                  $    26,231,950 $             $     26,231,950
                                                                                  -----------------------------------------------
                                Metal & Glass Containers                 0.61%
   700,000             700,000  Ball Corp.                                        $    26,201,000 $             $     26,201,000
                                                                                  -----------------------------------------------

                                Paper Products                           1.44%
            70,700      70,700  International Paper Co.                           $               $   2,856,987 $      2,856,987
           125,649     125,649  Meadwestvaco Corp.                                                    4,008,203        4,008,203
   750,000  78,200     828,200  Weyerhaeuser Co.                                       49,860,000     5,198,736       55,058,736
                                                                                  ----------------------------------------------
                                                                                  $    49,860,000 $  12,063,926 $     61,923,926
                                                                                  -----------------------------------------------
                                Total Materials                                   $   178,736,950 $  25,206,616 $    203,943,566
                                                                                  -----------------------------------------------

                                Capital Goods                            7.61%
                                Aerospace & Defense                      1.15%
           150,118     150,118  Honeywell International, Inc.                     $               $   5,383,231 $      5,383,231
            70,200      70,200  Lockheed Martin Corp.                                                 3,915,756        3,915,756
   750,000             750,000  Northrop Grumman Corp.                                 39,997,500                     39,997,500
                                                                                  -----------------------------------------------
                                                                                  $    39,997,500 $   9,298,987 $     49,296,487
                                                                                  -----------------------------------------------
                                Electrical Component & Equipment         1.85%
            48,500      48,500  Black & Decker Corp.                              $               $   3,755,840 $      3,755,840
 2,007,900           2,007,900  General Electric Co.                                   67,425,282                     67,425,282
           219,800     219,800  Raytheon Co.                                                          8,348,004        8,348,004
                                                                                  -----------------------------------------------
                                                                                  $    67,425,282 $  12,103,844 $     79,529,126
                                                                                  -----------------------------------------------
                                Industrial Conglomerates                 4.30%
   375,000             375,000  Donaldson Co., Inc.                               $    10,646,250 $             $     10,646,250
 2,400,000 375,700   2,775,700  Tyco International, Ltd.                               73,584,000    11,518,962       85,102,962
   900,000  53,800     953,800  United Technologies Corp.                              84,042,000     5,023,844       89,065,844
                                                                                  -----------------------------------------------
                                                                                  $   168,272,250 $  16,542,806 $    184,815,056
                                                                                  -----------------------------------------------
                                Industrial Machinery                     0.32%
            85,500      85,500  Caterpillar, Inc.                                 $               $   6,878,475 $      6,878,475
            98,800      98,800  Ingersoll-Rand Co.                                                    6,715,436        6,715,436
                                                                                  -----------------------------------------------
                                                                                  $               $  13,593,911 $     13,593,911
                                                                                  -----------------------------------------------
                                Total Capital Goods                               $   275,695,032 $  51,539,548 $    327,234,580
                                                                                  -----------------------------------------------

                                Commercial Services & Supplies           1.59%
                                Environmental Services                   1.59%
 2,500,000           2,500,000  Waste Management, Inc.                            $    68,350,000 $             $     68,350,000
                                                                                  -----------------------------------------------
                                Total Commercial Services & Supplies              $    68,350,000 $             $     68,350,000
                                                                                  -----------------------------------------------

                                Consumer Services                        0.06%
                                Hotels, Resorts & Cruise Lines           0.06%
            53,600      53,600  Carnival Corp.                                    $               $   2,534,744 $      2,534,744
                                                                                  -----------------------------------------------
                                Total Consumer Services                           $               $   2,534,744 $      2,534,744
                                                                                  -----------------------------------------------

                                Transportation                           1.96%
                                Airlines                                 0.85%
 2,675,000           2,675,000  Southwest Airlines Co.                            $    36,433,500 $             $     36,433,500
                                                                                  -----------------------------------------------

                                Railroads                                0.34%
   248,100             248,100  Canadian National Railway Co.                     $    12,032,850 $             $     12,032,850
            76,600      76,600  CSX Corp.                                                             2,543,120        2,543,120
                                                                                  -----------------------------------------------
                                                                                  $    12,032,850 $   2,543,120 $     14,575,970
                                                                                  -----------------------------------------------
                                Trucking                                 0.78%
   440,000             440,000  United Parcel Service                             $    33,404,800 $             $     33,404,800
                                                                                   ----------------------------------------------
                                Total Transportation                              $    81,871,150 $   2,543,120 $     84,414,270
                                                                                  -----------------------------------------------

                                Hotels, Restaurants & Leisure            1.14%
                                Restaurants                              1.14%
 1,675,000  78,724   1,753,724  McDonald's Corp.                                  $    46,950,250 $   2,206,634 $     49,156,884
                                                                                  -----------------------------------------------
                                Total Hotels Restaurants & Leisure                $    46,950,250 $   2,206,634 $     49,156,884
                                                                                  -----------------------------------------------

                                Media                                    6.25%
                                Advertising                              0.19%
   110,000             110,000  Omnicom Group                                     $     8,036,600 $             $      8,036,600
                                                                                  -----------------------------------------------

                                Broadcasting & Cable TV                  2.07%
 1,250,000           1,250,000  Clear Channel Communications, Inc.                $    38,962,500 $             $     38,962,500
 1,775,000           1,775,000  Comcast Corp. *                                        50,126,000                     50,126,000
                                                                                  -----------------------------------------------
                                                                                  $    89,088,500 $             $     89,088,500
                                                                                  -----------------------------------------------
                                Movies & Entertainment                   3.39%
 5,100,000 300,000   5,400,000  Time Warner, Inc. *                               $    82,314,000 $   4,842,000 $     87,156,000
 1,400,000 311,500   1,711,500  Viacom, Inc. (Class B)                                 46,984,000    10,453,940       57,437,940
            56,400      56,400  The Walt Disney Co.                                                   1,271,820        1,271,820
                                                                                  -----------------------------------------------
                                                                                  $   129,298,000 $  16,567,760 $    145,865,760
                                                                                  -----------------------------------------------
                                Publishing                               0.60%
   308,600             308,600  Gannett Co.                                       $    25,848,336 $             $     25,848,336
                                                                                  -----------------------------------------------
                                Total Media                                       $   252,271,436 $  16,567,760 $    268,839,196
                                                                                  -----------------------------------------------

                                Retailing                                1.18%
                                Department Stores                        0.58%
   500,000  18,000     518,000  Kohl's Corp. *                                    $    24,095,000 $     867,420 $     24,962,420
                                                                                  -----------------------------------------------

                                Distributors                             0.09%
           102,500     102,500  Genuine Parts Co.                                 $               $   3,933,950 $      3,933,950
                                                                                  -----------------------------------------------

                                Home Improvement Retail                  0.21%
           231,500     231,500  Home Depot, Inc.                                  $               $   9,074,800 $      9,074,800
                                                                                  -----------------------------------------------

                                Specialty Stores                         0.30%
            52,400      52,400  Staples, Inc.                                     $               $   1,562,568 $      1,562,568
           174,500     174,500  Limited Brands, Inc.                                                  3,889,605        3,889,605
           500,000     500,000  Office Depot, Inc. *                                                  7,515,000        7,515,000
                                                                                  -----------------------------------------------
                                                                                  $               $  12,967,173 $     12,967,173
                                                                                  -----------------------------------------------
                                Total Retailing                                   $    24,095,000 $  26,843,343 $     50,938,343
                                                                                  -----------------------------------------------

                                Food & Drug Retailing                    2.25%
                                Food Retail                              2.04%
            50,000      50,000  Conagra, Inc.                                     $               $   1,285,500 $      1,285,500
           245,600     245,600  Darden Restaurants, Inc.                                              5,727,392        5,727,392
 2,617,000           2,617,000  Kroger Co. *                                           40,615,840                     40,615,840
   175,000             175,000  Nestle SA (Registered Shares)                          40,200,803                     40,200,803
                                                                                  -----------------------------------------------
                                                                                  $    80,816,643 $   7,012,892 $     87,829,535
                                                                                  -----------------------------------------------
                                Hypermarkets & Super Centers             0.21%
           214,000     214,000  Costco Wholesale Corp.                            $               $   8,893,840 $      8,893,840
                                                                                  -----------------------------------------------
                                Total Food & Drug Retailing                       $    80,816,643 $  15,906,732 $     96,723,375
                                                                                  -----------------------------------------------

                                Food, Beverage & Tobacco                 2.21%
                                Agricultural Products                    0.05%
           129,000     129,000  Archer-Daniels-Midland Co.                        $               $   2,190,420 $      2,190,420
                                                                                  -----------------------------------------------

                                Packaged Foods & Meats                   0.80%
 1,500,000           1,500,000  Sara Lee Corp.                                    $    34,290,000 $             $     34,290,000
                                                                                  -----------------------------------------------

                                Soft Drinks                              1.36%
 1,200,000           1,200,000  PepsiCo, Inc.                                     $    58,380,000 $             $     58,380,000
                                                                                  -----------------------------------------------
                                Total Food Beverage & Tobacco                     $    92,670,000 $   2,190,420 $     94,860,420
                                                                                  -----------------------------------------------

                                Household & Personal Products            1.02%
                                Household Products                       0.12%
           117,000     117,000  Colgate-Palmolive Co.                             $               $   5,286,060 $      5,286,060
                                                                                  -----------------------------------------------

                                Personal Products                        0.90%
   600,000             600,000  Kimberly-Clark Corp.                              $    38,754,000 $             $     38,754,000
                                                                                  -----------------------------------------------
                                Total Household & Personal Products               $    38,754,000 $   5,286,060 $     44,040,060
                                                                                  -----------------------------------------------

                                Health Care Equipment & Services         3.42%
                                Health Care Distributors                 1.06%
           478,100     478,100  Bristol-Myers Squibb Co.                          $               $  11,316,627 $     11,316,627
   920,000             920,000  Wyeth                                                  34,408,000                     34,408,000
                                                                                   ----------------------------------------------
                                                                                  $    34,408,000 $  11,316,627 $     45,724,627
                                                                                  -----------------------------------------------
                                Health Care Equipment                    0.09%
            75,700      75,700  Becton, Dickinson & Co.                           $               $   3,913,690 $      3,913,690
                                                                                  -----------------------------------------------

                                Health Care Facilities                   2.14%
 2,300,000           2,300,000  HCA, Inc.                                         $    87,745,000 $             $     87,745,000
   400,000             400,000  Tenet Healthcare Corp. *                                4,316,000                      4,316,000
                                                                                  -----------------------------------------------
                                                                                  $    92,061,000 $             $     92,061,000
                                                                                  -----------------------------------------------
                                Health Care Services                     0.13%
           266,400     266,400  Health Management Associates,
                                  Inc., Class A                                   $               $   5,442,552 $      5,442,552
                                                                                  -----------------------------------------------
                                Total Health Care Equipment & Services            $   126,469,000 $  20,672,869 $    147,141,869
                                                                                  -----------------------------------------------

                                Pharmaceuticals & Biotechnology          2.46%
                                Pharmaceuticals                          2.46%
 1,350,000           1,350,000  Merck & Co., Inc.                                 $    44,550,000 $             $     44,550,000
 2,000,000           2,000,000  Pfizer, Inc.                                           61,200,000                     61,200,000
                                                                                  -----------------------------------------------
                                Total Pharmaceuticals & Biotechnology             $   105,750,000 $             $    105,750,000
                                                                                  -----------------------------------------------

                                Banks                                   11.66%
                                Diversified Banks                        7.55%
 4,432,950 405,000   4,837,950  Bank of America Corp.                             $   192,079,724 $  17,548,650 $    209,628,374
            23,900      23,900  Golden West Financial Corp.                                           2,651,705        2,651,705
 1,600,000 131,600   1,731,600  U.S. Bancorp                                           46,240,000     3,803,240       50,043,240
           108,500     108,500  Wachovia Corp.                                                        5,094,075        5,094,075
   900,000  64,600     964,600  Wells Fargo  & Co.                                     53,667,000     3,852,098       57,519,098
                                                                                  -----------------------------------------------
                                                                                  $   291,986,724 $  32,949,768 $    324,936,492
                                                                                  -----------------------------------------------
                                Regional Banks                           0.56%
   450,000             450,000  North Fork Bancorporation, Inc.                   $    20,002,500 $             $     20,002,500
            56,200      56,200  SunTrust Banks, Inc.                                                  3,957,042        3,957,042
                                                                                  -----------------------------------------------
                                                                                       20,002,500     3,957,042       23,959,542
                                                                                  -----------------------------------------------
                                Thrifts & Mortgage Finance               3.55%
 2,050,000  93,500   2,143,500  Freddie Mac                                       $   133,742,000     6,099,940      139,841,940
           324,600     324,600  Washington Mutual, Inc.                                              12,685,368       12,685,368
                                                                                  -----------------------------------------------
                                                                                  $   133,742,000 $  18,785,308 $    152,527,308
                                                                                  -----------------------------------------------
                                Total Banks                                       $   445,731,224 $  55,692,118 $    501,423,342
                                                                                  -----------------------------------------------

                                Diversified Financials                  12.63%
                                Asset Management & Custody Banks         1.36%
 2,000,000           2,000,000  The Bank of New York Co., Inc.                    $    58,340,000 $             $     58,340,000
                                                                                  -----------------------------------------------

                                Consumer Finance                         1.66%
 4,600,000           4,600,000  Providian Financial Corp. *                       $    71,484,000 $             $     71,484,000
                                                                                  -----------------------------------------------

                                Diversified Capital Markets              0.77%
           441,800     441,800  CIT Group, Inc.                                   $               $  16,518,902 $     16,518,902
           220,000     220,000  J.P. Morgan Chase & Co.                                               8,740,600        8,740,600
           169,600     169,600  Prudential Financial, Inc.                                            7,977,984        7,977,984
                                                                                  -----------------------------------------------
                                                                                  $               $  33,237,486 $     33,237,486
                                                                                  -----------------------------------------------
                                Investment Banking & Brokerage           4.17%
   525,000  40,800     565,800  Goldman Sachs Group, Inc.                         $    48,951,000 $   3,804,192 $     52,755,192
   750,000             750,000  Lehman Brothers Holdings, Inc.                         59,790,000                     59,790,000
 1,298,400  50,000   1,348,400  Merrill Lynch & Co., Inc.                              64,556,448     2,486,000       67,042,448
                                                                                  -----------------------------------------------
                                                                                  $   173,297,448 $   6,290,192 $    179,587,640
                                                                                  -----------------------------------------------
                                Other Diversified Financial Services     4.67%
 4,172,800 379,200   4,552,000  Citigroup, Inc.                                   $   184,103,936 $  16,730,304 $    200,834,240
                                                                                  ----------------------------------------------
                                Total Diversified Financials                      $   487,225,384 $  56,257,982 $    543,483,366
                                                                                  -----------------------------------------------

                                Insurance                                8.81%
                                Insurance Brokers                        1.01%
   950,000             950,000  Marsh & McLennan Co., Inc.                        $    43,472,000 $             $     43,472,000
                                                                                  -----------------------------------------------

                                Life & Health Insurance                  1.58%
           254,700     254,700  Aflac, Inc.                                       $               $   9,986,787 $      9,986,787
           164,400     164,400  Lincoln National Corp.                                                7,726,800        7,726,800
           197,900     197,900  MetLife, Inc.                                                         7,648,835        7,648,835
 2,727,300           2,727,300  UNUM Corp.                                             42,791,337                     42,791,337
                                                                                  -----------------------------------------------
                                                                                  $    42,791,337 $  25,362,422 $     68,153,759
                                                                                  -----------------------------------------------
                                Multi-Line Insurance                     2.91%
   500,000 192,000     692,000  American International Group, Inc.                $    33,995,000 $  13,054,080 $     47,049,080
       900                 900  Berkshire Hathaway, Inc. *                             77,985,000                     77,985,000
                                                                                  -----------------------------------------------
                                                                                  $   111,980,000 $  13,054,080 $    125,034,080
                                                                                  -----------------------------------------------
                                Property & Casualty Insurance            3.31%
           262,700     262,700  ACE, Ltd.                                         $               $  10,523,762 $     10,523,762
   600,000             600,000  Ambac Financial Group, Inc.                            47,970,000                     47,970,000
 1,250,000           1,250,000  Allstate Corp.                                         59,987,500                     59,987,500
           463,100     463,100  St. Paul Travelers Cos., Inc.                                        15,310,086       15,310,086
           115,500     115,500  XL Capital, Ltd.                                                      8,545,845        8,545,845
                                                                                  -----------------------------------------------
                                                                                  $   107,957,500 $  34,379,693 $    142,337,193
                                                                                  -----------------------------------------------
                                Total Insurance                                   $   306,200,837 $  72,796,195 $    378,997,032
                                                                                  -----------------------------------------------

                                Software & Services                      3.15%
                                Application Software                     1.10%
 2,667,800           2,667,800  Veritas Software Corp. *                          $    47,486,840 $             $     47,486,840
                                                                                  -----------------------------------------------

                                Data Processing & Outsourced Services    1.93%
 1,850,000           1,850,000  First Data Corp.                                  $    80,475,000 $             $     80,475,000
           109,000     109,000  Sungard Data Systems, Inc.                                            2,590,930        2,590,930
                                                                                  -----------------------------------------------
                                                                                  $    80,475,000 $   2,590,930 $     83,065,930
                                                                                  -----------------------------------------------
                                Systems Software                         0.11%
           180,300     180,300  Computer Associates International, Inc.           $               $   4,741,890 $      4,741,890
                                                                                  -----------------------------------------------
                                Total Software & Services                         $   127,961,840 $   7,332,820 $    135,294,660
                                                                                  -----------------------------------------------

                                Technology Hardware & Equipment          4.56%
                                Communications Equipment                 1.68%
 1,450,000           1,450,000  Motorola, Inc.                                    $    26,158,000 $             $     26,158,000
 3,185,800 183,200   3,369,000  Nokia Corp. (A.D.R.)                                   43,709,176     2,513,504       46,222,680
                                                                                  -----------------------------------------------
                                                                                  $    69,867,176 $   2,513,504 $     72,380,680
                                                                                  -----------------------------------------------
                                Computer Hardware                        2.35%
 4,200,000 900,000   5,100,000  Hewlett-Packard Co.                               $    78,750,000 $  16,875,000 $     95,625,000
            62,135      62,135  IBM Corp.                                                             5,327,455        5,327,455
                                                                                  -----------------------------------------------
                                                                                  $    78,750,000 $  22,202,455 $    100,952,455
                                                                                  -----------------------------------------------
                                Computer Storage & Peripherals           0.20%
           756,500     756,500  EMC Corp.                                         $               $   8,730,010 $      8,730,010
                                                                                  -----------------------------------------------

                                Electronic Equipment & Instruments       0.33%
   620,400             620,400  Koninklijke Philips Electronics                   $    14,213,364 $             $     14,213,364
                                                                                  -----------------------------------------------
                                Total Technology Hardware & Equipment             $   162,830,540 $  33,445,969 $    196,276,509
                                                                                  -----------------------------------------------

                                Semiconductors                           0.64%
                                Semiconductors                           0.64%
 1,248,200           1,248,200  Intel Corp.                                       $    25,038,892 $             $     25,038,892
           113,300     113,300  Texas Instruments, Inc.                                               2,411,024        2,411,024
                                                                                  -----------------------------------------------
                                Total Semiconductors                              $    25,038,892 $   2,411,024 $     27,449,916
                                                                                  -----------------------------------------------

                                Telecommunication Services               6.05%
                                Integrated Telecommunications Services   2.88%
   450,000             450,000  Alltel Corp.                                      $    24,709,500 $             $     24,709,500
 2,000,000 535,500   2,535,500  BellSouth Corp.                                        54,240,000    14,522,760       68,762,760
           618,703     618,703  SBC Communications, Inc.                                             16,055,343       16,055,343
           500,000     500,000  Sprint Corp.                                                         10,065,000       10,065,000
           108,966     108,966  Verizon Communications, Inc.                                          4,291,081        4,291,081
                                                                                  -----------------------------------------------
                                                                                  $    78,949,500 $  44,934,184 $    123,883,684
                                                                                  -----------------------------------------------
                                Wireless Telecommunications Services     3.17%
 3,200,000           3,200,000  AT&T Wireless Services, Inc. *                    $    47,296,000 $             $     47,296,000
   300,000             300,000  Nextel Communications, Inc. *                           7,152,000                      7,152,000
 2,400,000           2,400,000  Vodafone Group Plc (A.D.R.)                            57,864,000                     57,864,000
10,000,000          10,000,000  Vodafone Group Plc                                     24,007,711                     24,007,711
                                                                                  -----------------------------------------------
                                                                                  $   136,319,711 $             $    136,319,711
                                                                                  -----------------------------------------------
                                Total Telecommunication Services                  $   215,269,211 $  44,934,184 $    260,203,395
                                                                                  -----------------------------------------------

                                Utilities                                1.47%
                                Electric Utilities                       1.47%
           195,194     195,194  American Electric Power Co., Inc.                 $               $   6,238,400 $      6,238,400
            75,600      75,600  Entergy Corp.                                                         4,582,116        4,582,116
            34,200      34,200  Exelon Corp.                                                          1,254,798        1,254,798
   700,000  85,300     785,300  Dominion Resources, Inc.                               45,675,000     5,565,825       51,240,825
                                                                                  -----------------------------------------------
                                Total Utilities                                   $    45,675,000 $  17,641,139 $     63,316,139
                                                                                  -----------------------------------------------
                                TOTAL COMMON STOCKS                               $ 3,652,301,169 $  07,183,514 $  4,159,484,683
                                                                                  -----------------------------------------------

                                Investment Company                       0.03%
           257,710   1,257,710  AmSouth Prime Money Market Fund                   $               $   1,257,710 $      1,257,710
                                                                                  -----------------------------------------------
                                       TOTAL INVESTMENT COMPANY                   $               $   1,257,710 $      1,257,710
                                                                                  -----------------------------------------------

 Principal     Principal      Principal
  Amount        Amount          Amount                                                   Value            Value           Value
                                           Temporary Cash Investments        3.63%
                                           Repurchase Agreement              3.19%
 137,100,000                 137,100,000   Greenwich Capital, Inc.,
                                           1.68%, dated 9/30/04,
                                           repurchase price of
                                           $137,100,000 plus accrued
                                           interest on 10/1/04
                                           collateralized by $57,135,000
                                           U.S. Treasury Bills, 3.5%,
                                           11/15/06, $30,000,000 U.S.
                                           Treasury Bills, 3.375%,
                                           12/15/08 and $50,000,000
                                           U.S. Treasury
  Shares             Shares    Shares      Bills, 2.75%, 6/30/06                    $   137,100,000 $             $    137,100,000
  ------             ------    ------
                                                                                    -----------------------------------------------
                                           Security Lending Collateral        0.45%
 19,237,500            19,237,500          Securities Lending Investment
                                             Fund, 1.74%                            $    19,237,500 $             $     19,237,500
                                                                                    -----------------------------------------------
                                           TOTAL TEMPORARY CASH INVESTMENTS         $   156,337,500 $             $    156,337,500
                                                                                    -----------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES    88.54% $ 3,808,638,669 $ 508,441,223 $  4,317,079,892
                                                                                    -----------------------------------------------

                                           OTHER ASSETS AND LIABILITIES      -0.45% $   (19,198,145)$   3,683,152 $    (15,514,993)
                                                                                    -----------------------------------------------

                                           TOTAL NET ASSETS                 100.00% $ 3,789,440,524 $ 512,124,375 $  4,301,564,899
                                                                                    ===============================================
                                           Total Investments at Cost                $ 3,230,078,638 $ 411,129,458 $  3,641,208,096
                                                                                    ===============================================

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Value Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

Pioneer Value Fund
Pro Forma
Statement of Assets and Liability
September 30, 2004
(unaudited)(Amounts in Thousands)

                                                                     Pioneer      AmSouth
                                                                     Value         Value        Pro Forma      Pro Forma
                                                                      Fund          Fund       Adjustments      Combined
                                                                   -----------   -----------  -------------   ---------------

ASSETS:
     Investment in securities, at value (including securities    $  3,808,639    $ 508,441  $                 $ 4,317,080
              loaned of $19,002,375 and $0, respectively)
              (Cost $3,230,079 and $411,129, respectively)
     Cash                                                                  59            0                             59
     Receivables -
         Investment securities sold                                         0        3,549                          3,549
         Fund shares sold                                               3,058            1                          3,058
         Dividends, interest and foreign taxes withheld                 3,553          444                          3,997
     Other                                                                 66           76                            141
                                                                  ------------     --------                     ----------
             Total assets                                        $  3,815,374    $ 512,510  $                 $ 4,327,884
                                                                  ------------     --------                     ----------

LIABILITIES:
     Payables -
         Fund shares repurchased                                 $      2,659    $      42  $                 $     2,701
         Upon return of securities loaned                              19,238            0                         19,238
     Due to affiliates                                                  3,766          265                          4,032
     Accrued expenses                                                     270           79                            349
                                                                  ------------     --------                     ----------
             Total liabilities                                   $     25,933    $     386  $                 $    26,320
                                                                  ------------     --------                     ----------

NET ASSETS:
     Paid-in capital                                             $  2,807,051    $ 492,216  $                 $ 3,299,267
     Undistributed net investment income                               13,655           79                         13,734
     Accumulated net realized gain on investments                     390,170      (77,482)                       312,688
     Net unrealized gain on investments                               578,560       97,312                        675,872
     Net unrealized gain on assets and liabilities denominated
         in foreign currencies                                              4            0                              4
                                                                  ------------     --------                     ----------
             Total net assets                                    $  3,789,441    $ 512,124  $                 $ 4,301,565
                                                                  ============     ========                     ==========
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
     Class A                                                          198,946        8,097          (1,514)       205,529
                                                                  ============     ========                     ==========
     Class B                                                            1,815        1,892            (304)         3,403
                                                                  ============     ========                     ==========
     Class C                                                              513            -                            513
                                                                  ============     ========                     ==========
     Class I                                                                -       23,537         (23,537)             -
                                                                  ============     ========                     ==========
     Class R                                                                1            -                              1
                                                                  ============     ========                     ==========
     Class Y                                                               99            -          19,089         19,188
                                                                  ============     ========                     ==========

NET ASSET VALUE PER SHARE:
     Class A                                                     $      18.83    $   15.31                    $     18.83
                                                                  ============     ========                     ==========
     Class B                                                     $      17.87    $   15.00                    $     17.87
                                                                  ============     ========                     ==========
     Class C                                                     $      17.87    $       -                    $     17.87
                                                                  ============     ========                     ==========
     Class I                                                     $          -    $   15.28                    $         -
                                                                  ============     ========                     ==========
     Class R                                                     $      18.64    $       -                    $     18.64
                                                                  ============     ========                     ==========
     Class Y                                                     $      18.84    $       -                    $     18.84
                                                                  ============     ========                     ==========
MAXIMUM OFFERING PRICE:
     Class A                                                     $      19.98    $   16.20                    $     19.98
                                                                  ============     ========                     ==========

(a) Class A, Class B, and Class I shares of AmSouth Value Fund are exchanged for Class A, Class B, and Class Y shares of Pioneer Value Fund.

Pioneer Value Fund
Pro Forma Statement of Operations
For the Year Ended September 30, 2004
(unaudited) (Amounts in Thousands)


                                                                                Pioneer     AmSouth     Pro Forma      Pro Forma
                                                                              Value Fund   Value Fund   Adjustments     Combined
                                                                              ----------   -----------  ------------   ----------

INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld of $200 and $0, respectively)   $  65,119     $   11,559                  $  76,678
     Interest                                                                       588              2                        590
     Income from securities loaned, net                                              84              -                         84
                                                                               ---------     ----------                  ---------
                 Total investment income                                      $  65,791     $   11,561                  $  77,352
                                                                               ---------     ----------                  ---------
EXPENSES:
     Management fees
         Basic Fee                                                            $  22,730     $    4,359  $ (1,363)(c)    $  25,726
         Performance Adjustment                                                      91              -        12 (c)          103
     Transfer agent fees and expenses                                                              179      (179)(c)            -
         Class A                                                                  6,217              -       224 (c)        6,441
         Class B                                                                     77              -       123 (c)          200
         Class C                                                                     49              -         -               49
         Class R                                                                      0 *            -         -                0
         Class Y                                                                      -              -        78 (c)           78
     Shareholder servicing fees
         Class A                                                                      -            308      (308)(c)            -
         Class B                                                                      -             75       (75)(c)            -
         Class I                                                                      -            587      (587)(c)            -
     Distribution fees
         Class A                                                                  8,628                      286 (c)        8,914
         Class B                                                                    283            224        75 (c)          582
         Class C                                                                     84              -         -               84
     Administrative expenses                                                        447          1,210    (1,085)(c)          572
     Custodian fees                                                                 179            150       (96)(c)          233
     Registration fees                                                               82             23                        105
     Printing fees                                                                    -             57                         57
     Professional fees                                                               16             97       (97)(a)           16
     Fees and expenses of nonaffiliated trustees                                     47             22       (22)(a)           47
     Miscellaneous                                                                   46             47                         93
                                                                               ---------     ----------  --------        ---------
             Total expenses                                                   $  38,977     $    7,338  $ (3,014)       $  43,300
             Less management fees waived and expenses
                 reimbursed by Advisor                                                            (397)      397 (b)            -
             Less fees paid indirectly                                              (40)             -         -              (40)
                                                                               ---------     ----------  --------        ---------
             Net expenses                                                     $  38,937     $    6,941  $ (2,617)       $  43,261
                                                                               ---------     ----------  --------        ---------
                 Net investment income                                        $  26,854     $    4,620  $  2,617        $  34,091
                                                                               ---------     ----------  --------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                         $ 411,099     $   73,102                  $ 484,201
     Other assets and liabilities denominated in foreign currencies                (521)             -                       (521)
     Change in net unrealized gain on investments                               142,288         97,312                    239,600
     Other assets and liabilities denominated in foreign currencies                 139              -                        139
                                                                               ---------     ----------                  ---------
         Net gain on investments                                              $ 553,005     $  170,414                  $ 723,419
                                                                               ---------     ----------  --------        ---------
         Net decrease in net assets resulting from operations                 $ 579,859     $  175,034  $  2,617        $ 757,510
                                                                               =========     ==========  =========       ==========

      *  Amount rounds to less than $1,000.
     (a) Reflects reduction in expenses due to elimination of duplicate services.
     (b) Expense limitation conformed to Pioneer Value Fund's management contract.
     (c) Reflects change in fee structure to conform to Pioneer Value Fund's management, transfer agent, custody and distribution plan agreements.

Pioneer Value Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
9/30/04
(Unaudited)

1.   Description of the Fund

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, Class R and Class Y shareowners have exclusive voting rights with respect to the distribution plan for each class.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth Value Fund by the Fund, as if such acquisition had taken place as of October 1, 2003.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth Value Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth Value Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth Value Fund have been combined as of and for the most recent fiscal year ended September 30, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth Value Fund included in their annual reports to shareowners dated September 30, 2004 and July 31, 2004, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on October 1, 2003.

3.   Security Valuation

Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at September 30, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth Value Fund, as of September 30, 2004, divided by the net asset value per share of the Fund's shares as of September 30, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at September 30, 2004:

--------------------------------------------------------------------------------------------

                         Shares of         Additional Shares           Total Outstanding
                          The Fund           Assumed Issued                 Shares
Class of Shares       Pre-Combination      In Reorganization           Post-Combination
--------------------------------------------------------------------------------------------
Class A                       198,946                  6,583                     205,529
--------------------------------------------------------------------------------------------
Class B                         1,815                  1,588                       3,403
--------------------------------------------------------------------------------------------
Class C                           513                      0                         513
--------------------------------------------------------------------------------------------
Class R                             1                      0                           1
--------------------------------------------------------------------------------------------
Class Y                            99                 19,089                      19,188
--------------------------------------------------------------------------------------------

5.  Federal Income Taxes

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

PIONEER VALUE FUND
PRO FORMA
Schedule of Investments (a)
March 31, 2005
(Unaudited)

                                                                                         Pioneer       AmSouth
    Pioneer     AmSouth                                                          % of     Value         Value        Pro Forma
     Value       Value  Pro Forma                                           Pro Forma     Fund          Fund          Combined
     Fund        Fund   Combined                                             Combined    Market        Market          Market
    Shares      Shares   Shares                                             Net Assets    Value         Value           Value
    ------      ------   ------                                             ----------    -----         -----           -----
                                  COMMON STOCKS                            99.04%
                                  Energy                                   13.28%
                                  Integrated Oil & Gas                      7.56%
     810,800              810,800 BP Amoco Plc (A.D.R.)                             $   50,593,920 $              $   50,593,920
   1,290,000   204,800  1,494,800 ChevronTexaco Corp.                                   75,219,900     11,941,888     87,161,788
   1,020,785   110,000  1,130,785 ConocoPhillips                                       110,081,454     11,862,400    121,943,854
      98,812    80,000    178,812 Exxon Mobil Corp.                                      5,889,195      4,768,000     10,657,195
   1,024,400            1,024,400 Occidental Petroleum Corp.                            72,906,548                    72,906,548
      39,300               39,300 Royal Dutch Petroleum Co. *                            2,359,572                     2,359,572
                                                                                    ---------------------------------------------
                                                                                    $  317,050,589 $   28,572,288 $  345,622,877
                                                                                    ---------------------------------------------
                                  Oil & Gas Drilling                        1.89%
     775,000              775,000 ENSCO International, Inc.                         $   29,186,500 $              $   29,186,500
               170,000    170,000 Halliburton Co.                                                       7,352,500      7,352,500
     405,000              405,000 Nabors Industries, Inc. *                             23,951,700                    23,951,700
     500,000              500,000 Transocean Offshore, Inc. *                           25,730,000                    25,730,000
                                                                                    ---------------------------------------------
                                                                                    $   78,868,200 $    7,352,500 $   86,220,700
                                                                                    ---------------------------------------------
                                  Oil & Gas Exploration & Production        3.84%
     400,000              400,000 Anadarko Petroleum Corp.                          $   30,440,000 $              $   30,440,000
     630,000              630,000 Apache Corp.                                          38,574,900                    38,574,900
   1,640,000            1,640,000 Devon Energy Corp.                                    78,310,000                    78,310,000
     700,000              700,000 Suncor Energy, Inc.                                   28,147,000                    28,147,000
                                                                                    ---------------------------------------------
                                                                                    $  175,471,900 $              $  175,471,900
                                                                                    ---------------------------------------------
                                  Total Energy                                      $  571,390,689 $   35,924,788 $  607,315,477
                                                                                    ---------------------------------------------

                                  Materials                                 5.21%
                                  Aluminum                                  0.25%
               380,000    380,000 Alcoa, Inc.                                       $              $   11,548,200 $   11,548,200
                                                                                    ---------------------------------------------

                                  Commodity Chemicals                       1.20%
      38,000               38,000 Air Products & Chemicals, Inc.                    $    2,405,020 $              $    2,405,020
      26,300               26,300 E.I. du Pont de Nemours and Co.                        1,347,612                     1,347,612
   1,072,800            1,072,800 Praxair, Inc.                                         51,344,208                    51,344,208
                                                                                    ---------------------------------------------
                                                                                    $   55,096,840 $              $   55,096,840
                                                                                    ---------------------------------------------
                                  Diversified Chemical                      1.27%
               140,000    140,000 Dow Chemical Co.                                  $              $    6,979,000 $    6,979,000
               200,000    200,000 Eastman Chemical Co.                                                 11,800,000     11,800,000
     550,000              550,000 PPG Industries, Inc.                                  39,336,000                    39,336,000
                                                                                    ---------------------------------------------
                                                                                    $   39,336,000 $   18,779,000 $   58,115,000
                                                                                    ---------------------------------------------
                                  Diversified Metals & Mining               0.61%
     700,000              700,000 Freeport-McMoRan Copper
                                    & Gold, Inc. (Class B)                          $   27,727,000 $              $   27,727,000
                                                                                    ---------------------------------------------

                                  Metal & Glass Containers                  0.65%
     720,600              720,600 Ball Corp.                                        $   29,890,488 $              $   29,890,488
                                                                                    ---------------------------------------------

                                  Paper Products                            1.22%
     775,500    40,000    815,500 Weyerhaeuser Co.                                  $   53,121,750 $    2,740,000 $   55,861,750
                                                                                    ---------------------------------------------
                                  Total Materials                                   $  205,172,078 $   33,067,200 $  238,239,278
                                                                                    ---------------------------------------------

                                  Capital Goods                             8.02%
                                  Aerospace & Defense                       1.20%
               150,118    150,118 Honeywell International, Inc.                     $              $    5,585,891 $    5,585,891
               145,000    145,000 Lockheed Martin Corp.                                                 8,853,700      8,853,700
     750,000              750,000 Northrop Grumman Corp.                                40,485,000                    40,485,000
                                                                                    ---------------------------------------------
                                                                                    $   40,485,000 $   14,439,591 $   54,924,591
                                                                                    ---------------------------------------------
                                  Electrical Component & Equipment          2.26%
   2,679,500            2,679,500 General Electric Co.                              $   96,622,770 $              $   96,622,770
               170,000    170,000 Raytheon Co.                                                          6,579,000      6,579,000
                                                                                    ---------------------------------------------
                                                                                    $   96,622,770 $    6,579,000 $  103,201,770
                                                                                    ---------------------------------------------
                                  Industrial Conglomerates                  3.11%
       9,800                9,800 Illinois Tool Works, Inc.                         $      877,394 $              $      877,394
      12,700               12,700 Johnson Controls, Inc.                                   708,152                       708,152
   2,200,000   286,000  2,486,000 Tyco International, Ltd.                              74,360,000      9,666,800     84,026,800
     515,800    40,000    555,800 United Technologies Corp.                             52,436,228      4,066,400     56,502,628
                                                                                    ---------------------------------------------
                                                                                    $  128,381,774 $   13,733,200 $  142,114,974
                                                                                    ---------------------------------------------
                                  Industrial Machinery                      1.46%
               110,000    110,000 Caterpillar, Inc.                                 $              $   10,058,400 $   10,058,400
     725,000              725,000 Deere & Co.                                           48,669,250                    48,669,250
                98,800     98,800 Ingersoll-Rand Co.                                                    7,869,420      7,869,420
                                                                                    ---------------------------------------------
                                                                                    $   48,669,250 $   17,927,820 $   66,597,070
                                                                                    ---------------------------------------------
                                  Total Capital Goods                               $  314,158,794 $   52,679,611 $  366,838,405
                                                                                    ---------------------------------------------

                                  Commercial Services & Supplies            0.51%
                                  Environmental Services                    0.47%
     752,700              752,700 Waste Management, Inc.                            $   21,715,395 $              $   21,715,395
                                                                                    ---------------------------------------------

                                  Office Services & Supplies                0.03%
      33,000               33,000 Pitney Bower, Inc.                                $    1,488,960 $              $    1,488,960
                                                                                    ---------------------------------------------
                                  Total Commercial Services & Supplies              $   23,204,355 $              $   23,204,355
                                                                                    ---------------------------------------------

                                  Transportation                            1.30%
                                  Airlines                                  0.62%
   2,000,000            2,000,000 Southwest Airlines Co.                            $   28,480,000 $              $   28,480,000
                                                                                    ---------------------------------------------

                                  Railroads                                 0.34%
     248,100              248,100 Canadian National Railway Co.                     $   15,707,211 $              $   15,707,211
                                                                                    ---------------------------------------------

                                  Trucking                                  0.33%
     210,600              210,600 United Parcel Service                             $   15,319,044 $              $   15,319,044
                                                                                    ---------------------------------------------
                                  Total Transportation                              $   59,506,255 $              $   59,506,255
                                                                                    ---------------------------------------------

                                  Hotels, Restaurants & Leisure             0.34%
                                  Restaurants                               0.34%
     500,000              500,000 McDonald's Corp.                                  $   15,570,000 $              $   15,570,000
                                                                                    ---------------------------------------------
                                  Total Hotels, Restaurants & Leisure               $   15,570,000 $              $   15,570,000
                                                                                    ---------------------------------------------

                                  Media                                     8.52%
                                  Broadcasting & Cable TV                   3.74%
   2,150,000            2,150,000 Clear Channel Communications, Inc.                $   74,110,500 $              $   74,110,500
   2,875,000            2,875,000 Comcast Corp. *                                       97,117,500                    97,117,500
                                                                                    ---------------------------------------------
                                                                                    $  171,228,000 $              $  171,228,000
                                                                                    ---------------------------------------------
                                  Movies & Entertainment                    3.74%
   5,100,000   140,000  5,240,000 Time Warner, Inc. *                               $   89,505,000 $    2,457,000 $   91,962,000
   1,956,000   320,000  2,276,000 Viacom, Inc. (Class B)                                68,127,480     11,145,600     79,273,080
                                                                                    ---------------------------------------------
                                                                                    $  157,632,480 $   13,602,600 $  171,235,080
                                                                                    ---------------------------------------------
                                  Publishing                                1.03%
     595,700              595,700 Gannett Co.                                       $   47,107,956 $              $   47,107,956
                                                                                    ---------------------------------------------
                                  Total Media                                       $  375,968,436 $   13,602,600 $  389,571,036
                                                                                    ---------------------------------------------

                                  Retailing                                 2.04%
                                  Department Stores                         0.20%
               140,000    140,000 Kohl's Corp. *                                    $              $    7,228,200 $    7,228,200
      35,300               35,300 Nordstrom, Inc.                                        1,954,914                     1,954,914
                                                                                    ---------------------------------------------
                                                                                    $    1,954,914 $    7,228,200 $    9,183,114
                                                                                    ---------------------------------------------
                                  Distributors                              0.14%
               150,000    150,000 Genuine Parts Co.                                 $              $    6,523,500 $    6,523,500
                                                                                    ---------------------------------------------

                                  General Merchandise Stores                0.01%
      10,000               10,000 Target Corp.                                      $      500,200 $              $      500,200
                                                                                    ---------------------------------------------

                                  Home Improvement Retail                   0.19%
      32,300   191,500    223,800 Home Depot, Inc.                                  $    1,235,152 $    7,322,960 $    8,558,112
                                                                                    ---------------------------------------------

                                  Homefurnishing Retail                     0.14%
               360,000    360,000 Pier 1 Imports, Inc.                              $              $    6,562,800 $    6,562,800
                                                                                    ---------------------------------------------

                                  Specialty Stores                          1.36%
   1,700,000            1,700,000 Foot Locker, Inc.                                 $   49,810,000 $              $   49,810,000
               440,000    440,000 Office Depot, Inc. *                                                  9,759,200      9,759,200
                80,000     80,000 Staples, Inc.                                                         2,514,400      2,514,400
                                                                                    ---------------------------------------------
                                                                                    $   49,810,000 $   12,273,600 $   62,083,600
                                                                                    ---------------------------------------------
                                  Total Retailing                                   $   53,500,266 $   39,911,060 $   93,411,326
                                                                                    ---------------------------------------------

                                  Food & Drug Retailing                     1.28%
                                  Food Retail                               1.10%
                90,000     90,000 Darden Restaurants, Inc.                          $              $    2,761,200 $    2,761,200
      47,900               47,900 Kraft Foods, Inc.                                      1,583,095                     1,583,095
   2,617,000            2,617,000 Kroger Co. *                                          41,950,510                    41,950,510
      15,000               15,000 Nestle SA (Registered Shares)                          4,102,934                     4,102,934
                                                                                    ---------------------------------------------
                                                                                    $   47,636,539 $    2,761,200 $   50,397,739
                                                                                    ---------------------------------------------
                                  Hypermarkets & Super Centers              0.18%
               184,000    184,000 Costco Wholesale Corp.                            $              $    8,129,120 $    8,129,120
                                                                                    ---------------------------------------------
                                  Total Food & Drug Retailing                       $   47,636,539 $   10,890,320 $   58,526,859
                                                                                    ---------------------------------------------

                                  Food, Beverage & Tobacco                  2.02%
                                  Brewers                                   0.12%
                70,000     70,000 Molson Coors Brewing Co.(Class A)                 $              $    5,401,900 $    5,401,900
                                                                                    ---------------------------------------------

                                  Soft Drinks                               1.90%
     870,000              870,000 PepsiCo, Inc.                                     $   46,136,100 $              $   46,136,100
     974,900              974,900 The Coca-Cola Co.                                     40,624,083                    40,624,083
                                                                                    ---------------------------------------------
                                                                                    $   86,760,183 $              $   86,760,183
                                                                                    ---------------------------------------------
                                  Total Food, Beverage & Tobacco                    $   86,760,183 $    5,401,900 $   92,162,083
                                                                                    ---------------------------------------------

                                  Household & Personal Products             0.95%
                                  Household Products                        0.02%
      13,900               13,900 Procter & Gamble Co.                              $      736,700 $              $      736,700
                                                                                    ---------------------------------------------

                                  Personal Products                         0.93%
     646,500              646,500 Kimberly-Clark Corp.                              $   42,494,445 $              $   42,494,445
                                                                                    ---------------------------------------------
                                  Total Household & Personal Products               $   43,231,145 $              $   43,231,145
                                                                                    ---------------------------------------------

                                  Health Care Equipment & Services          7.40%
                                  Health Care Distributors                  3.08%
   1,600,000   200,000  1,800,000 Bristol-Myers Squibb Co.                          $   40,736,000 $    5,092,000 $   45,828,000
   1,100,000            1,100,000 Cardinal Health, Inc.                                 61,380,000                    61,380,000
      38,000               38,000 McKesson Corp.                                         1,434,500                     1,434,500
     766,000              766,000 Wyeth                                                 32,309,880                    32,309,880
                                                                                    ---------------------------------------------
                                                                                    $  135,860,380 $    5,092,000 $  140,952,380
                                                                                    ---------------------------------------------
                                  Health Care Equipment                     1.20%
     450,000              450,000 Astrazeneca Plc (A.D.R.)                          $   17,788,500 $              $   17,788,500
   1,270,000            1,270,000 Boston Scientific Corp. *                             37,198,300                    37,198,300
                                                                                    ---------------------------------------------
                                                                                    $   54,986,800 $              $   54,986,800
                                                                                    ---------------------------------------------
                                  Health Care Facilities                    2.72%
   1,352,200            1,352,200 HCA, Inc.                                         $   72,437,354 $              $   72,437,354
   4,500,000            4,500,000 Tenet Healthcare Corp. *                              51,885,000                    51,885,000
                                                                                    ---------------------------------------------
                                                                                    $  124,322,354 $              $  124,322,354
                                                                                    ---------------------------------------------
                                  Health Care Services                      0.40%
               100,000    100,000 Caremark Rx, Inc. *                               $              $    3,978,000 $    3,978,000
               400,000    400,000 Health Management Associates,
                                     Inc., Class A                                                     10,472,000     10,472,000
                30,000     30,000 WellPoint, Inc.                                                       3,760,500      3,760,500
                                                                                    ---------------------------------------------
                                                                                    $              $   18,210,500 $   18,210,500
                                                                                    ---------------------------------------------
                                  Total Health Care Equipment & Services            $  315,169,534 $   23,302,500 $  338,472,034
                                                                                    ---------------------------------------------

                                  Pharmaceuticals & Biotechnology           2.04%
                                  Pharmaceuticals                           2.04%
                50,000     50,000 Eli Lilly & Co.                                   $              $    2,605,000 $    2,605,000
   1,600,000            1,600,000 IVAX Corp. *                                          31,632,000                    31,632,000
     750,000              750,000 Merck & Co., Inc.                                     24,277,500                    24,277,500
      976700   350,000  1,326,700 Pfizer, Inc.                                          25,657,909      9,194,500     34,852,409
                                                                                    ---------------------------------------------
                                  Total Pharmaceuticals & Biotechnology             $   81,567,409 $   11,799,500 $   93,366,909
                                                                                    ---------------------------------------------

                                  Banks                                     8.95%
                                  Diversified Banks                         5.17%
   3,432,800   330,000  3,762,800 Bank of America Corp.                             $  151,386,480 $   14,553,000 $  165,939,480
                40,000     40,000 Golden West Financial Corp.                                           2,420,000      2,420,000
               220,000    220,000 U.S. Bancorp                                                          6,340,400      6,340,400
     983,000   108,500  1,091,500 Wachovia Corp.                                        50,044,530      5,523,735     55,568,265
               105,000    105,000 Wells Fargo  & Co.                                                    6,279,000      6,279,000
                                                                                    ---------------------------------------------
                                                                                    $  201,431,010 $   35,116,135 $  236,547,145
                                                                                    ---------------------------------------------
                                  Regional Banks                            1.32%
   1,307,700            1,307,700 Fifth Third Bancorp                               $   56,204,946 $              $   56,204,946
                56,200     56,200 SunTrust Banks, Inc.                                                  4,050,334      4,050,334
                                                                                    ---------------------------------------------
                                                                                    $   56,204,946 $    4,050,334 $   60,255,280
                                                                                    ---------------------------------------------
                                  Thrifts & Mortgage Finance                2.46%
     200,000              200,000 Countrywide Financial Corp.                       $    6,492,000 $              $    6,492,000
   1,370,000    93,500  1,463,500 Freddie Mac                                           86,584,000      5,909,200     92,493,200
      26,300               26,300 The PMI Group, Inc.                                      999,663                       999,663
               320,000    320,000 Washington Mutual, Inc.                                              12,640,000     12,640,000
                                                                                    ---------------------------------------------
                                                                                    $   94,075,663 $   18,549,200 $  112,624,863
                                                                                    ---------------------------------------------
                                  Total Banks                                       $  351,711,619 $   57,715,669 $  409,427,288
                                                                                    ---------------------------------------------

                                  Diversified Financials                   14.24%
                                  Asset Management & Custody Banks          1.52%
      59,600               59,600 Mellon Bank Corp.                                 $    1,700,984 $              $    1,700,984
      24,600               24,600 State Street Corp.                                     1,075,512                     1,075,512
   2,298,900            2,298,900 The Bank of New York Co., Inc.                        66,783,045                    66,783,045
                                                                                    ---------------------------------------------
                                                                                    $   69,559,541 $              $   69,559,541
                                                                                    ---------------------------------------------
                                  Consumer Finance                          1.77%
      89,700               89,700 MBNA Corp.                                        $    2,202,135 $              $    2,202,135
   4,600,000            4,600,000 Providian Financial Corp. *                           78,936,000                    78,936,000
                                                                                    ---------------------------------------------
                                                                                    $   81,138,135 $              $   81,138,135
                                                                                    ---------------------------------------------
                                  Diversified Capital Markets               0.57%
               130,000    130,000 CIT Group, Inc.                                   $              $    4,940,000 $    4,940,000
      51,800   280,000    331,800 J.P. Morgan Chase & Co.                                1,792,280      9,688,000     11,480,280
               169,600    169,600 Prudential Financial, Inc.                                            9,735,040      9,735,040
                                                                                    ---------------------------------------------
                                                                                    $    1,792,280 $   24,363,040 $   26,155,320
                                                                                    ---------------------------------------------
                                  Investment Banking & Brokerage            5.76%
     525,000    60,000    585,000 Goldman Sachs Group, Inc.                         $   57,744,750 $    6,599,400 $   64,344,150
     750,000              750,000 Lehman Brothers Holdings, Inc.                        70,620,000                    70,620,000
   2,127,000    90,000  2,217,000 Merrill Lynch & Co., Inc.                            120,388,200      5,094,000    125,482,200
      50,000               50,000 Morgan Stanley, Dean Witter & Co.                      2,862,500                     2,862,500
                                                                                    ---------------------------------------------
                                                                                    $  251,615,450 $   11,693,400 $  263,308,850
                                                                                    ---------------------------------------------
                                  Diversified Financial Services            4.61%
   4,323,600   370,000  4,693,600 Citigroup, Inc.                                   $  194,302,584 $   16,627,800 $  210,930,384
                                                                                    ---------------------------------------------
                                  Total Diversified Financials                      $  598,407,990 $   52,684,240 $  651,092,230
                                                                                    ---------------------------------------------

                                  Insurance                                 7.74%
                                  Life & Health Insurance                   1.33%
               130,000    130,000 Aflac, Inc.                                       $              $    4,843,800 $    4,843,800
               233,300    233,300 Lincoln National Corp.                                               10,531,162     10,531,162
                90,000     90,000 MetLife, Inc.                                                         3,519,000      3,519,000
   2,475,000            2,475,000 UNUM Corp.                                            42,124,500                    42,124,500
                                                                                    ---------------------------------------------
                                                                                    $   42,124,500 $   18,893,962 $   61,018,462
                                                                                    ---------------------------------------------
                                  Multi-Line Insurance                      3.59%
   1,525,000   190,000  1,715,000 American International Group, Inc.                $   84,500,250 $   10,527,900 $   95,028,150
         750                  750 Berkshire Hathaway, Inc. *                            65,250,000                    65,250,000
      59,700               59,700 Hartford Financial Services Group, Inc.                4,093,032                     4,093,032
                                                                                    ---------------------------------------------
                                                                                    $  153,843,282 $   10,527,900 $  164,371,182
                                                                                    ---------------------------------------------
                                  Property & Casualty Insurance             2.81%
     400,000   268,000    668,000 ACE, Ltd.                                         $   16,508,000 $   11,060,360 $   27,568,360
     855,000              855,000 Allstate Corp.                                        46,221,300                    46,221,300
     276,800              276,800 Ambac Financial Group, Inc.                           20,690,800                    20,690,800
                56,800     56,800 Chubb Corp.                                                           4,502,536      4,502,536
      28,691   463,100    491,791 The St. Paul Travelers Companies, Inc.                 1,053,820     17,009,663     18,063,483
               160,000    160,000 XL Capital, Ltd.                                                     11,579,200     11,579,200
                                                                                    ---------------------------------------------
                                                                                    $   84,473,920 $   44,151,759 $  128,625,679
                                                                                    ---------------------------------------------
                                  Total Insurance                                   $  280,441,702 $   73,573,621 $  354,015,323
                                                                                    ---------------------------------------------

                                  Software & Services                       4.26%
                                  Application Software                      2.63%
          92                   92 Computer Associates
                                     International, Inc. *                          $        2,493 $              $        2,493
   2,786,600            2,786,600 Microsoft Corp.                                       67,352,122                    67,352,122
   2,269,700            2,269,700 Veritas Software Corp. *                              52,702,434                    52,702,434
                                                                                    ---------------------------------------------
                                                                                    $  120,057,049 $              $  120,057,049
                                                                                    ---------------------------------------------
                                  Data Processing & Outsourced Services     1.63%
   1,900,000            1,900,000 First Data Corp.                                  $   74,689,000 $              $   74,689,000
                                                                                    ---------------------------------------------
                                  Total Software & Services                         $  194,746,049 $              $  194,746,049
                                                                                    ---------------------------------------------

                                  Technology Hardware & Equipment           3.56%
                                  Communications Equipment                  1.10%
   1,450,000            1,450,000 Motorola, Inc.                                    $   21,706,500 $              $   21,706,500
   1,594,000   271,700  1,865,700 Nokia Corp. (A.D.R.)                                  24,595,420      4,192,331     28,787,751
                                                                                    ---------------------------------------------
                                                                                    $   46,301,920 $    4,192,331 $   50,494,251
                                                                                    ---------------------------------------------
                                  Computer Hardware                         1.91%
      13,300               13,300 Diebold, Inc.                                     $      729,505 $              $      729,505
   2,981,500   650,000  3,631,500 Hewlett-Packard Co.                                   65,414,110     14,261,000     79,675,110
      19,400    55,000     74,400 IBM Corp.                                              1,772,772      5,025,900      6,798,672
                                                                                    ---------------------------------------------
                                                                                    $   67,916,387 $   19,286,900 $   87,203,287
                                                                                    ---------------------------------------------
                                  Computer Storage & Peripherals            0.18%
               660,000    660,000 EMC Corp.                                         $              $    8,131,200 $    8,131,200
                                                                                    ---------------------------------------------

                                  Electronic Equipment & Instruments        0.37%
     620,400              620,400 Koninklijke Philips Electronics                   $   17,073,408 $              $   17,073,408
                                                                                    ---------------------------------------------
                                  Total Technology Hardware & Equipment             $  131,291,715 $   31,610,431 $  162,902,146
                                                                                    ---------------------------------------------

                                  Semiconductors                            0.83%
                                  Semiconductors                            0.83%
   1,519,500            1,519,500 Intel Corp.                                       $   35,297,985 $              $   35,297,985
               113,300    113,300 Texas Instruments, Inc.                                               2,888,017      2,888,017
                                                                                    ---------------------------------------------
                                  Total Semiconductors                              $   35,297,985 $    2,888,017 $   38,186,002
                                                                                    ---------------------------------------------

                                  Telecommunication Services                5.00%
                                  Integrated Telecommunication Services     2.65%
     600,000              600,000 Alltel Corp.                                      $   32,910,000 $              $   32,910,000
   2,058,600   200,000  2,258,600 BellSouth Corp.                                       54,120,594      5,258,000     59,378,594
      28,800   448,000    476,800 SBC Communications, Inc.                                 682,272     10,613,120     11,295,392
               430,000    430,000 Sprint Corp.                                                          9,782,500      9,782,500
               220,000    220,000 Verizon Communications, Inc.                                          7,810,000      7,810,000
                                                                                    ---------------------------------------------
                                                                                    $   87,712,866 $   33,463,620 $  121,176,486
                                                                                    ---------------------------------------------
                                  Wireless Telecommunication Services       2.35%
   1,492,400            1,492,400 Nextel Communications, Inc. *                     $   42,414,008 $              $   42,414,008
   1,650,000            1,650,000 Vodafone Group Plc (A.D.R.)                           43,824,000                    43,824,000
   8,000,000            8,000,000 Vodafone Group Plc                                    21,245,309                    21,245,309
                                                                                    ---------------------------------------------
                                                                                    $  107,483,317 $              $  107,483,317
                                                                                    ---------------------------------------------
                                  Total Telecommunication Services                  $  195,196,183 $   33,463,620 $  228,659,803
                                                                                    ---------------------------------------------

                                  Utilities                                 1.56%
                                  Electric Utilities                        1.56%
               155,000    155,000 American Electric Power Co., Inc.                 $              $    5,279,300 $    5,279,300
                60,000     60,000 Constellation Energy Group                                            3,102,000      3,102,000
     150,000    70,000    220,000 Dominion Resources, Inc.                              11,164,500      5,210,100     16,374,600
                35,000     35,000 Entergy Corp.                                                         2,473,100      2,473,100
     957,400              957,400 Exelon Corp.                                          43,935,085                    43,935,085
                                                                                    ---------------------------------------------
                                  Total Utilities                                   $   55,099,585 $   16,064,500 $   71,164,085
                                                                                    ---------------------------------------------
                                  TOTAL COMMON STOCKS                               $ ,035,028,511 $  494,579,577 $ ,529,608,088
                                                                                    ---------------------------------------------

                                  INVESTMENT COMPANIES                      0.12%
             1,723,351  1,723,351 AmSouth Prime Fund                                $              $    1,723,351 $    1,723,351
             3,689,610  3,689,610 Goldman Obligation Fund                                               3,689,610      3,689,610
                                                                                    ---------------------------------------------
                                  TOTAL INVESTMENTS COMPANIES                       $              $    5,412,962 $    5,412,962
                                                                                    ---------------------------------------------

                                  WARRANTS                                  0.00%
                                  Technology Hardware & Equipment           0.00%
                                  Communications Equipment                  0.00%
      23,183               23,183 Lucent Technologies, Exp.12/10/07 *               $       15,533 $              $       15,533
                                                                                    ---------------------------------------------
                                  TOTAL WARRANTS                                    $       15,533 $              $       15,533
                                                                                    ---------------------------------------------

Principal        Principal   Principal
 Amount           Amount      Amount                                                  Value           Value             Value
 ------           ------     ------
                                      TEMPORARY CASH INVESTMENTS         2.91%
                                      Repurchase Agreement               0.66%
    $ 30,100,000           30,100,000 UBS Warburg, Inc. 2.40%,
                                      dated 3/31/05, repurchase
                                      price of $30,100,000 plus
                                      accrued interest on 4/1/05
                                      collateralized by $28,761,000
                                      U.S. Treasury Note,
                                      5.625%, 5/15/08                            $    30,100,000 $             $    30,100,000
                                                                                 ----------------------------------------------

 Shares           Shares    Shares
                                      Interest Bearing
                                        Bank Deposits                    2.26%
      27,424,780           27,424,780 Bank of Montreal                           $    27,424,780 $             $    27,424,780
      30,900,000           30,900,000 Dresdner Bank AG                                30,900,000                    30,900,000
      10,382,400           10,382,400 Rabobank Nederland NV                           10,382,400                    10,382,400
      34,482,767           34,482,767 Westdeutsche Landesbank
                                        Girozentrale                                  34,482,767                    34,482,767
                                                                                 ----------------------------------------------
                                                                                 $   103,189,947 $             $   103,189,947
                                                                                 ----------------------------------------------
                                      TOTAL TEMPORARY CASH INVESTMENTS           $   133,289,947 $             $   133,289,947
                                                                                 ----------------------------------------------

                                      TOTAL INVESTMENT IN SECURITIES   102.08%   $ 4,168,333,991 $ 499,992,538 $ 4,668,326,529
                                                                                 ----------------------------------------------

                                      OTHER ASSETS AND LIABILITIES      -2.08%   $   (93,214,711)$  (1,788,686)$   (95,003,397)
                                                                                 ----------------------------------------------

                                      TOTAL NET ASSETS                 100.00%   $ 4,075,119,280 $ 498,203,852 $ 4,573,323,132
                                                                                 ==============================================

                                      Total Investments at Cost                  $ 3,474,957,784 $ 412,238,154 $ 3,887,195,938
                                                                                 ==============================================

(A.D.R.)  American Depositary Receipt

      *   Non-income producing security

     (a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Value Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
Pro Forma Statement of Assets and Liabilities
March 31, 2005
(unaudited) (Amounts in Thousands, except for per share data)

                                                                          Pioneer Value  AmSouth Value Pro Forma   Pro Forma
                                                                              Fund          Fund       Adjustments  Combined
ASSETS:
     Investment in securities (including securities loaned of $99,826)
          (cost $3,474,958 and $412,238, respectively)                    $ 4,168,334   $  499,993                $  4,668,327
     Cash                                                                          85            0                          85
     Receivables -                                                                                                          -
         Investment securities sold                                            12,938        3,059                      15,998
         Fund shares sold                                                       2,797           25                       2,822
         Dividends, interest and foreign taxes withheld                         4,745          551                       5,296
     Other                                                                        105           53                         158
                                                                           -----------    ---------                 -----------
             Total assets                                                 $ 4,189,004   $  503,680                $  4,692,684
                                                                           -----------    ---------                 -----------

LIABILITIES:
     Payables -
         Investment securities purchased                                  $     4,325   $    5,087                $      9,411
         Fund shares repurchased                                                2,321          126                       2,448
         Upon return of securities loaned                                     103,190            -                     103,190
     Due to affiliates                                                          3,856          211                       4,067
     Accrued expenses                                                             193           52                         245
                                                                           -----------    ---------                 -----------
             Total liabilities                                            $   113,885   $    5,476                $    119,361
                                                                           -----------    ---------                 -----------

NET ASSETS:
     Paid-in capital                                                      $ 3,266,305   $  434,141                $  3,700,446
     Undistributed net investment income                                       14,701          216                      14,917
     Accumulated net realized gain (loss) on investments and foreign
         currency transactions                                                100,710      (23,908)                     76,802
     Net unrealized gain (loss) on investments                                693,376       87,755                     781,132
     Net unrealized gain (loss) on assets and liabilities denominated in
         foreign currencies                                                        26                                       26
                                                                           -----------    ---------                 -----------
             Total net assets                                             $ 4,075,119   $  498,204                $  4,573,323
                                                                           ============  ==========                =============
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
     Class A                                                                  219,789        8,186      (494) (a)      227,480
                                                                           ============  ==========                =============
     Class B                                                                    1,911        1,724       (37) (a)        3,598
                                                                           ============  ==========                =============
     Class C                                                                      567            -                         567
                                                                           ============  ==========                =============
     Investor Class                                                             7,304            -                       7,304
                                                                           ============  ==========                =============
     Class I                                                                        -       20,091   (20,091) (a)            -
                                                                           ============  ==========                =============
     Class R                                                                        2            -                           2
                                                                           ============  ==========                =============
     Class Y                                                                      574            -    18,812  (a)       19,386
                                                                           ============  ==========                =============

NET ASSET VALUE PER SHARE:
     Class A                                                              $     17.72   $    16.65                $      17.72
                                                                           ============  ==========                =============
     Class B                                                              $     16.66   $    16.30                $      16.66
                                                                           ============  ==========                =============
     Class C                                                              $     16.65   $        -                $      16.65
                                                                           ============  ==========                =============
     Investor Class                                                       $     17.73   $        -                $      17.73
                                                                           ============  ==========                =============
     Class I                                                              $         -   $    16.62                $          -
                                                                           ============  ==========                =============
     Class R                                                              $     17.43   $        -                $      17.43
                                                                           ============  ==========                =============
     Class Y                                                              $     17.75   $        -                $      17.75
                                                                           ============  ==========                =============

MAXIMUM OFFERING PRICE:
     Class A                                                              $     18.80   $    17.62                $      18.80
                                                                           ============  ==========                =============

(a) Class A, Class B, and Class I shares of AmSouth Value Fund are exchanged for Class A, Class B, and Class Y shares of Pioneer Value Fund, respectively.

Pioneer Value Fund
Pro Forma Statement of Operations
For the Period Ended March 31, 2005
(unaudited) (Amounts in Thousands)

                                                                                                                   AmSouth
                                                                    Pioneer          Value        Pro Forma        Pro Forma
                                                                      Fund           Fund          Adjustments     Combined
INVESTMENT INCOME:
     Dividends                                                  $     66,932      $  11,209                      $   78,141
     Interest                                                          1,005              2                           1,007
     Income from securities loaned, net                                   64              -                              64
                                                                  -----------       --------                       ---------
               Total investment income                          $     68,000      $  11,211                      $   79,211

EXPENSES:
     Management fees
          Basic Fee                                             $     23,350      $   4,192      $  (1,323)(c)   $   26,219
          Performance Adjustment                                      (1,526)             -                          (1,526)
     Transfer agent fees                                                   -            159           (159)(c)            -
          Investor Class                                                  73              -                              73
          Class A                                                      5,961              -            230 (c)        6,191
          Class B                                                         73              -            139 (c)          212
          Class C                                                         48              -                              48
          Class Y                                                          0              -             40 (c)           40
     Shareholder servicing fees                                                                                           -
          Class A                                                          -            317           (317)(c)            -
          Class B                                                          -             73            (73)(c)            -
          Class I                                                          -            552           (552)(c)            -
     Distribution fees                                                                                                    -
          Class A                                                      8,760                           293 (c)        9,053
          Class B                                                        310            217             72 (c)          599
          Class C                                                         91              -                              91
     Administrative expenses                                             448          1,077           (957)(c)          568
     Custodian fees                                                      193            122            (70)(c)          245
     Registration fees                                                    87             14                             101
     Professional fees                                                   123            132           (132)(a)          123
     Printing expense                                                    307             39                             346
     Fees and expenses of nonaffiliated trustees                          63             19            (19)(a)           63
     Miscellaneous                                                        73             62                             135
                                                                  -----------       --------       --------        ---------
             Total expenses                                     $     38,434      $   6,975      $  (2,828)      $   42,581
             Less management fees waived by Advisor                        -           (391)           391 (b)            -
             Less fees paid indirectly                                   (59)             -                             (59)
                                                                  -----------       --------       --------        ---------
             Net expenses                                       $     38,375      $   6,584      $  (2,437)      $   42,522
                                                                  -----------       --------       --------        ---------
               Net investment Income                            $     29,625      $   4,627      $   2,437       $   36,689
                                                                  -----------       --------       --------        ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain (loss) on:
          Investments                                           $    490,853      $ 111,822                      $  602,675
          Other assets and liabilities denominated in
             foreign currencies                                         (249)             -                            (249)

     Change in net unrealized gain on:
          Investments                                               (161,985)        87,754                         (74,231)
          Other assets and liabilities denominated in
             foreign currencies                                            5              -                               5
                                                                  -----------       --------       --------        ---------
     Net gain on investments and foreign currency transactions  $    328,624      $ 199,576      $       -       $  528,200
                                                                  -----------       --------       --------        ---------
     Net increase in net assets resulting from operations       $    358,249      $ 204,203      $   2,437       $  564,889
                                                                  ===========       =========      =========       =========

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b)  Expense limitation conformed to Pioneer Value Fund's management contract.
(c) Reflects change in fee structure to conform to Pioneer Value Fund's management, transfer agent, custody and distribution plan agreements.

Pioneer Value Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
3/31/05
(Unaudited)

1.   Description of the Fund

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Fund offers six classes of shares - Class A, Class B, Class C, Class R, Class Y and Investor Class shares. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. Investor Class shares were first publicly offered on December 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares and Investor Class shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth Value Fund by the Fund, as if such acquisition had taken place as of April 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth Value Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth Value Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth Value Fund have been combined as of and for the most recent semi-year ended March 31, 2005. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth Value Fund included in their semi annual reports to shareowners dated March 31, 2005 and January 31, 2005, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on April 1, 2004.

3.   Security Valuation

Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at March 31, 2005, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth Value Fund, as of March 31, 2005, divided by the net asset value per share of the Fund's shares as of March 31, 2005. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at March 31, 2005:

-------------------------------------------------------------------------------------------
                         Shares of         Additional Shares      Total Outstanding Shares
                         The Fund           Assumed Issued            Post-Combination
Class of Shares       Pre-Combination      In Reorganization
-------------------------------------------------------------------------------------------
Class A                       219,789                  7,691                   227,480
-------------------------------------------------------------------------------------------
Class B                         1,911                  1,687                     3,598
-------------------------------------------------------------------------------------------
Class C                           567                      0                       567
-------------------------------------------------------------------------------------------
Investor Class                  7,304                      0                     7,304
-------------------------------------------------------------------------------------------
Class R                             2                      0                         2
-------------------------------------------------------------------------------------------
Class Y                           574                 18,812                    19,386
-------------------------------------------------------------------------------------------

5.  Federal Income Taxes

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                               PIONEER VALUE FUND

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Value Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-32773 and 811-01835) as filed with the Securities and Exchange Commission on January 28, 2005 (Accession No. 0001016964-05-000034), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)    Agreement and Declaration of Trust                                             (1)

(1)(b)    Amendment to Agreement and Declaration of Trust                                (4)

(1)(c)    Amendment to Agreement and Declaration of Trust to establish Investor Class    (7)
          Shares

(2)       Restated By-Laws                                                               (2)

(3)       Not applicable

(4)       Form of Agreement and Plan of Reorganization                                   (10)

(5)       Reference is made to Exhibits (1) and (2) hereof

(6)(a)    Management Contract                                                            (9)

(6)(b)    Expense Limitation Agreement for Investor Class shares                         (7)

(7)(a)    Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (4)

(7)(b)    Dealer Sales Agreement                                                         (8)

(8)       Not applicable

(9)       Custodian Agreement with Brown Brothers Harriman & Co.                         (8)

(10)(a)   Multiple Class Plan Pursuant to Rule 18f-3                                     (7)

(10)(b)   Class A Distribution Plan                                                      (2)

(10)(c)   Class B Distribution Plan                                                      (3)

(10)(d)   Class C Distribution Plan                                                      (1)

(10)(e)   Class R Distribution Plan                                                      (5)

(10)(f)   Class R Service Plan                                                           (6)

(11)      Opinion of Counsel (legality of securities being offered)                      (10)

(12)      Form of opinion as to tax matters and consent                                  (10)

(13)(a)   Investment Company Service Agreement with Pioneering Services Corporation      (8)

(13)(b)   Administration Agreement with Pioneer Investment Management, Inc.              (8)

(13)(c)   Form of Services Agreement for Class Y Shares                                  (11)

(14)      Consents of Independent Registered Public Accounting Firm                      (*)

(15)      Not applicable

(16)      Powers of Attorney                                                             (9)

(17)(a)   Code of Ethics                                                                 (10)

(17)(b)   Form of Proxy Card                                                             (10)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on May 1, 1996 (Accession no. 0000078758-96-000017).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on November 27, 2000 (Accession no.0001016964-00-000172).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on January 29, 2001 (Accession no. 0000078758-01-000001).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on January 25, 2002 (Accession no. 0001016964-02-000006).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on January 6, 2003 (Accession no. 0000078758-03-000020).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on December 1, 2003 (Accession no. 0001016964-03-000245).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Registrant's Initial Registration Statement on Form N-14 (File No. 333-118445), as filed with the Securities and Exchange Commission on August 20, 2004 (Accession no. 0001145443-04-001278).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on September 8, 2004 (Accession no. 0001016964-04-000384).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835), as filed with the Securities and Exchange Commission on January 28, 2005 (Accession no. 0001016964-05-000034).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126377), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001517).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126377), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession no. 0001145443-05-001820).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of August, 2005.

                                            Pioneer Value Fund

                                            By: /s/ Osbert M. Hood
                                            ------------------------------------

                                            Osbert M. Hood
                                            Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                               Date

/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 22, 2005
---------------------------           and President
John F. Cogan, Jr.

/s/ Vincent Nave                      Chief Financial Officer,            August 22, 2005
---------------------------           Principal Accounting Officer, and
Vincent Nave                          Treasurer

         *
---------------------------
Mary K. Bush                          Trustee
         *
---------------------------
David R. Bock                         Trustee
         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                    Trustee                             August 22, 2005
---------------------------
Osbert M. Hood
         *
---------------------------
Marguerite A. Piret                   Trustee
         *
---------------------------
Steven K. West                        Trustee
         *
---------------------------
John Winthrop                         Trustee

*  By: /s/ Osbert M. Hood                                                 August 22, 2005
       -------------------------------
       Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.       Description

(14)              Consents of Independent Registered Public Accounting Firm